OPERATING LEASES (Tables)	12 Months Ended
Mar. 31, 2014
OPERATING LEASES
Schedule of property on operating leases	Property on Operating Leases
March 31, 2014
RMB
Building	26,251,157
Less: Accumulated depreciation	(4,156,433)
22,094,724

Schedule of future minimum rentals under non-cancelable operating leases

Rentals under Operating Leases

Future minimum rentals under non-cancelable operating leases as of March 31, 2014 are:

Minimum
Rentals Amount
RMB
Year ended March 31:
2015	2,753,079
2016	3,308,825
2017	3,475,825
2018	3,647,360
2019	3,830,195
Thereafter	3,663,927
20,679,211